BORROWINGS	12 Months Ended
Dec. 31, 2024
LONG-TERM DEBT AND CREDIT FACILITIES [Abstract]
BORROWINGS	BORROWINGS
Non-recourse borrowings
Non-recourse borrowings are typically asset-specific, long-term, non-recourse borrowings denominated in the domestic currency of the subsidiary. Non-recourse borrowings in North America and Europe consist of both fixed and floating interest rate debt indexed to the Secured Overnight Financing Rate (“SOFR”), the Sterling Overnight Index Average (“SONIA”), the Euro Interbank Offered Rate (“EURIBOR”) and the Canadian Overnight Repo Rate Average (“CORRA”). Brookfield Renewable uses interest rate swap agreements in North America and Europe to minimize its exposure to floating interest rates. Non-recourse borrowings in Brazil consist of floating interest rates of Taxa de Juros de Longo Prazo (“TJLP”), the Brazil National Bank for Economic Development’s long-term interest rate, or Interbank Deposit Certificate rate (“CDI”), plus a margin. Non-recourse borrowings in Colombia consist of both fixed and floating interest rates indexed to Indicador Bancario de Referencia rate (“IBR”), the Banco Central de Colombia short-term interest rate, and Colombian Consumer Price Index (“IPC”), Colombia inflation rate, plus a margin.
The company has completed an assessment and implemented its transition plan to address the impact and effect changes as a result of amendments to the contractual terms for the replacement of CDOR with CORRA referenced floating-rate borrowings, interest rate swaps, and updating hedge designations. The adoption did not have a significant impact on the company’s financial reporting.
As at December 31, 2024, the company’s floating rate borrowings have not been materially impacted by CORRA reforms.
The composition of non-recourse borrowings as at December 31 is presented in the following table:

	December 31, 2024				December 31, 2023
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)(3)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)(2)
Hydroelectric	7.7	6	$7,599	$7,555	8.9	7	$7,413	$7,451
Wind	5.9	8	2,004	1,943	6.2	7	3,260	3,249
Utility-scale solar	6.1	11	3,514	3,484	6.0	12	4,808	4,820
Distributed energy & sustainable solutions	5.1	9	727	693	5.3	10	736	723
Total	6.9	8	$13,844	$13,675	7.3	9	$16,217	$16,243
Add: Unamortized premiums (discounts)(3)			6				(77)
Less: Unamortized financing fees(3)			(75)				(68)
Less: Current portion			(1,282)				(1,891)
			$12,493				$14,181
(1)Includes $1 million (2023: $149 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $13 million (2023: $14 million) outstanding to an associate of Brookfield. Refer to Note 27 - Related party transactions for more details.
(3)Unamortized premiums, discounts, and financing fees are amortized over the terms of the borrowing.
Future repayments of the company’s non-recourse borrowings for each of the next five years and thereafter are as follows:

(MILLIONS)	2025	2026	2027	2028	2029	Thereafter	Total
Non-recourse borrowings
Hydroelectric	$699	$1,617	$495	$492	$1,198	$3,098	$7,599
Wind	250	93	92	420	286	863	2,004
Utility-scale solar	294	239	196	474	366	1,945	3,514
Distributed energy & sustainable solutions	39	35	91	184	92	286	727
	$1,282	$1,984	$874	$1,570	$1,942	$6,192	$13,844
The following table outlines the change in the unamortized financing fees of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2024	2023
Non-recourse borrowings
Unamortized financing fees and discounts, beginning of year	$(68)	$(82)
Additional financing fees and discounts	(31)	(11)
Amortization of financing and discounts fees	22	13
Foreign exchange translation and other	2	12
Unamortized financing fees and discounts, end of year	$(75)	$(68)
The following table outlines the change in the unamortized premiums (discounts) of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2024	2023
Non-recourse borrowings
Unamortized premiums and discounts, beginning of year	$(77)	$17
Additional premiums and discounts	—	(90)
Amortization of premiums and discounts fees	3	(1)
Disposals(1)	92	—
Foreign exchange translation and other	(12)	(3)
Unamortized premiums fees and discounts, end of year	$6	$(77)
(1)Includes $90 million transferred to a subsidiary of the partnership. Refer to Note 27 - Related party transactions for more details.

Supplemental Information
The following table outlines changes in the company's borrowings for the year ended December 31:

(MILLIONS)	January 1	Net cash flows from financing activities(1)	Non-cash
			Acquisition	Disposal	Other(2)(3)(4)	December 31
2024
Non-recourse borrowings	$16,072	493	—	(587)	(2,203)	$13,775
2023
Non-recourse borrowings	$13,715	588	1,160	(164)	773	$16,072
(1)Excludes $310 million (2023: $(19) million) of net cash flow from financing activities related to tax equity recorded on the consolidated statements of cash flows.
(2)Includes foreign exchange and amortization of unamortized premium and financing fees.
(3)Includes nil (2023: $31 million) of non-recourse borrowings acquired through asset acquisitions.
(4)Includes $1,507 million transferred to a subsidiary of the partnership. Refer to Note 27 - Related party transactions for more details.